STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SUMMARY OF FAIR VALUE AT GRANT DATE

Grant date	September 28, 2021
Share price at date of grant	$5.26
Exercise price at date of grant	$0.001
Volatility	99.91%
Warrant life	5 years
Dividend yield	0%
Risk-free interest rate	1.02%
Average fair value at grant date	$5.26

SUMMARY OF WARRANT ACTIVITY

The following is a summary of the warrant activity for the year ended December 31, 2021:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2021	-	-	-
Exercisable at January 1, 2021	-	-	-
Granted	650,000	0.001	5.00
Exercised/surrendered	(499,751)	0.001	4.75
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2021	150,249	$0.001	4.74
Exercisable at December 31, 2021	150,249	$0.001	4.74